SUBSEQUENT EVENTS	3 Months Ended
Nov. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

On December 19, 2019 the Company closed a non-brokered private placement of common shares at a price of US $1.24 each. An aggregate of 3,225,807 common shares were issued resulting in gross proceeds to the Company of $4.0 million.  A 6% finder's fee in the amount of $54 was paid on a portion of the Private Placement.  HCI subscribed for 1,612,931 common shares through Deepkloof Limited, a subsidiary of HCI.